Commitments And Contingencies (Change In Accruals Related To Third-Party Claims) (Details) (Pacific Gas And Electric Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pacific Gas And Electric Company [Member]
Beginning Balance	$ 277	$ 214
Loss accrued			220
Additional costs accrued	80	155
Less: Payments	(211)	(92)	(6)
Ending Balance	$ 146	$ 277	$ 214